Significant Accounting Policies - Schedule of Intangible Assets and their Useful Lives (Details)	Dec. 31, 2025
Customer Relationships [Member]
Schedule of Intangible Assets and their Useful Lives [Line Items]
Intangible assets and useful lives	11 years
Developed Technology [Member]
Schedule of Intangible Assets and their Useful Lives [Line Items]
Intangible assets and useful lives	15 years